COMMON STOCK	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
COMMON STOCK

Note 7 – Shareholders’ Deficit

Ordinary Shares:

The authorized Ordinary Shares include 500,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares or 550,000,000 Ordinary Shares in total. The Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Except with respect to matters pertaining to directors prior to the Business Combination, holders of the Company’s Class A Ordinary Shares and Class B Ordinary Shares vote together as a single class and are entitled to one vote for each Class A Ordinary Shares and Class B Ordinary Shares.

The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.

At June 30, 2024 and December 31, 2023, there were 100,000 and 7,500,000, respectively, Class B Ordinary Shares issued and outstanding, and 7,400,000 and 0, respectively, Class A Ordinary Shares issued and outstanding (after deducting 134,550 and 3,931,719, respectively, Class A Ordinary Shares subject to possible redemption at June 30, 2024 and December 31, 2023).

Preference Shares:

The Company is authorized to issue 5,000,000 preference shares, par value $0.0001 (the “Preference shares”), with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2024 and December 31, 2023, there were no Preference shares issued or outstanding.

Note 8 – Shareholders’ Deficit

Ordinary Shares:

The authorized ordinary shares of the Company include 500,000,000 Class A ordinary shares and 50,000,000 Class B ordinary shares or 550,000,000 ordinary shares in total. The Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its shareholders vote on the Business Combination to the extent the Company seeks shareholder approval in connection with its Business Combination. Except with respect to matters pertaining to directors prior to the Business Combination, holders of the Company’s Class A ordinary shares and Class B ordinary shares vote together as a single class and are entitled to one vote for each Class A ordinary shares and Class B ordinary shares.

The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.

At December 31, 2023 and 2022, there were 7,500,000 Class B ordinary shares issued and outstanding, and 0 and 0 Class A ordinary shares issued and outstanding (after deducting 3,931,719 and 30,000,000, respectively, Class A ordinary shares subject to possible redemption at December 31, 2023 and 2022).

Subsequent to December 31, 2023, on January 11, 2024, in connection with the 2024 Extension Meeting, holders of 2,137,134 Class A ordinary shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.05 per share, for an aggregate redemption amount of approximately $23,615,331. Also subsequent to December 31, 2023 and in connection with the 2024 Extension Agreement, as discussed in Note 1, the Company entered into non-redemption agreements with holders of 1,503,254 Class A ordinary shares in exchange for the transfer of 127,777 Class B ordinary shares (after conversion to Class A ordinary shares), among other items.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

Preference Shares:

The Company is authorized to issue 5,000,000 preference shares, par value $0.0001 (the “Preference shares”), with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2023 and 2022, there were no Preference shares issued or outstanding.

Stardust Power Inc And Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
COMMON STOCK

NOTE 4 – COMMON STOCK

On July 8, 2024, the Common Stock and warrants began trading on Nasdaq under the ticker symbols “SDST” and “SDSTW”, respectively.

Each share of Common Stock is entitled to one vote. The holders of Common Stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors (the “Board”), subject to prior rights of the convertible preferred stockholders. Shares of Common Stock issued and outstanding on the unaudited condensed consolidated balance sheet and unaudited condensed consolidated statement of stockholders’ deficit includes shares related to restricted stock that are subject to repurchase.

The Company is authorized to issue 700,000,000 and 100,000,000 shares, par value of $0.0001 per share, of Common Stock and Preferred stock, respectively. At September 30, 2024, the Company had 47,872,445 shares of Common Stock issued and outstanding. Not reflected in the shares issued and outstanding as of September 30, 2024 is approximately 321,370 shares of Common Stock related to restricted stock units that vested in 2024 but have not yet been settled and issued. As of December 31, 2023, the Company had 41,499,772 shares of common stock, par value $0.0001, issued and outstanding.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 5 — COMMON STOCK

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of the convertible preferred stockholders. Common stock issued and outstanding on the consolidated balance sheet and consolidated statement of stockholders’ deficit includes shares related to restricted stock that are subject to repurchase.

The Company is authorized to issue 15,000,000 shares, par value of $0.00001 per share, of common stock. At December 31, 2023, the Company had 9,017,300 shares of common stock issued and outstanding. The Company reserved shares of its common stock for the potential future issuance of 205,000 shares under stock option award arrangements.